INTANGIBLE ASSET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Intangible assets- Gross	$ 0		$ 2,181,040
Less: accumulated amortization	(111,775)	$ (53,021)	(77,894)
Impairment of Intangible Asset	(198,193)	0
Intangible assets, net	0	171,076	2,103,146
Software platform [Member]
Intangible assets- Gross	$ 309,968	$ 224,097
Estimated useful lives	5 years
Vayu Intellectual Property [Member]
Intangible assets- Gross	$ 0		1,389,678
GAC Intellectual Property [Member]
Intangible assets- Gross	$ 0		$ 791,362